Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2016
Registrant Name	dei_EntityRegistrantName	Winton Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001621877
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 19, 2016
Prospectus Date	rr_ProspectusDate	Dec. 19, 2016
WINTON GLOBAL EQUITY PORTFOLIO
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	wfunds_SupplementTextBlock

WINTON SERIES TRUST

WINTON GLOBAL EQUITY PORTFOLIO

(THE "FUND")

SUPPLEMENT DATED DECEMBER 19, 2016

TO THE

PROSPECTUS DATED MARCH 1, 2016

(THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The third sentence of the first paragraph of the "Principal Investment Strategies" section of the Prospectus currently provides the following "40% Investment Strategy:"

The Fund invests in securities providing exposure to a number of different countries and, under normal market conditions, invests at least 40% of its net assets outside the United States (or, if conditions are not deemed favorable by the Adviser, invests at least 30% of its net assets outside the United States).

Winton Capital US LLC, the Fund's investment adviser, has determined to remove the 40% Investment Strategy from the Fund's principal investment strategies and replace it with a principal investment strategy that requires the Fund's investments to track the approximate regional weightings (including in non-U.S. securities) of the Fund's primary benchmark, the MSCI World Net Total Return Index (USD). Accordingly, the first and second paragraphs in the "Principal Investment Strategies" section are deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing globally in equity securities, including common stocks, depositary receipts and exchange-traded funds ("ETFs") in accordance with the Adviser's fully invested, long-only equity program (the "Program"). The common stocks and depositary receipts are primarily selected from the large and mid-cap securities of developed market countries, deemed by the Adviser to have sufficient liquidity. The Fund invests in securities providing exposure to a number of different countries and, under normal market conditions, invests in a manner which approximately seeks to track the regional weightings (including in non-U.S. securities) of the Fund's primary benchmark, the MSCI World Net Total Return Index (USD) ("MSCI World"). The MSCI World is a market capitalization weighted index that represents large and mid-cap securities from about twenty developed market countries. The Fund may also invest in the securities of companies located in emerging market countries although these are not expected to represent more than 10% of the net assets of the Fund. A small portion of the Fund's assets may be held in cash or cash equivalents. However, under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities.

Over the long-term and under normal market conditions, the Fund will seek to outperform its benchmark, the MSCI World, after expenses."

Supplement Closing [Text Block]	wfunds_SupplementClosingTextBlock

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

 WIN-SK-010-0100